Subsequent Events - Additional Information (Detail) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Greenwood Forest [Member] Apartments	Jun. 30, 2013 Woodbridge At Lake [Member] Apartments	Aug. 02, 2013 Unsecured Debt [Member] Variable Rate Debt	Jun. 30, 2013 Unsecured Debt [Member] Variable Rate Debt	Aug. 02, 2013 Maximum [Member] Unsecured Debt [Member] Variable Rate Debt
Subsequent Event [Line Items]
Notes Payable	$ 1,671,442,000	$ 1,653,646,000			$ 500,000,000	$ 125,000,000	$ 800,000,000
Number of Units in Real Estate Property	44,219		316	188